ACCOUNTS PAYABLE (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other payables [abstract]
Schedule of Accounts Payable

Description	June 30, 2026 (Unaudited)	December 31, 2025

Accounts payable	2,678,093	4,258,897
Accounts payable – Notes	—	494,293
GUC – Chapter 11	99,832	1,851,421
Breakage – GUC – Chapter 11	—	(1,724,867)

	2,777,925	4,879,744

Current	2,646,469	3,931,201
Non-current	131,456	948,543